27. FINANCIAL INSTRUMENTS (Details 4) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	$ 18,779	$ 2,437
Other long-term financial assets	55,755	83,531
Other current financial liabilities	26,386	26,355
Other long-term financial liabilities	54,521	58,831
Total	46,795	59,357	$ 218
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities	26,386	26,355
Other long-term financial liabilities	54,521	58,831
Level 2 [Member] | Interest rate floor [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets
Other long-term financial assets
Other current financial liabilities	(6)	(1)
Other long-term financial liabilities	(5,627)	(5,527)
Total	(5,633)	(5,528)
Level 2 [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	18,632	162
Other long-term financial assets	16,650	18,945
Other current financial liabilities
Other long-term financial liabilities
Total	35,282	19,107
Level 2 [Member] | Prepayment option [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets
Other long-term financial assets	17,146	45,778
Other current financial liabilities
Other long-term financial liabilities
Total	$ 17,146	$ 45,778